Additional Notes - Summary of Geographical Disclosures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Germany [member]
Disclosure of geographical areas [line items]
Non-current assets, excluding deferred tax assets	€ 132.9	€ 311.6
Capital Expenditure	24.5	47.6
US [member]
Disclosure of geographical areas [line items]
Non-current assets, excluding deferred tax assets	1,103.8	8.3
Capital Expenditure	€ 1.7	€ 1.6